Fees Summary	May 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 437,327,576.90
Previously Paid Amount	0.00
Total Fee Amount	60,394.94
Total Offset Amount	0.00
Net Fee	$ 60,394.94
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A